Income Taxes	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Income Taxes

(12) Income Taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. The Company mainly conducts its operating business through its subsidiary in Hong Kong. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

The Company’s subsidiary incorporated in the British Virgin Islands (“BVI”) which is a BVI business company is exempt from all provisions of the Income Tax Act of the BVI (including with respect to all dividends, interests, rents, royalties, compensation and other amounts payable by the company to persons who are not persons resident in the BVI).

Hong Kong

The Company’s Hong Kong subsidiaries are subject to Hong Kong Profits Tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Hong Kong Profits Tax was calculated at 16.5%, 16.5% and 16.5% of the estimated assessable profit for the years ended September 30, 2025,2024 and 2023. Tax losses, if any, can be carried forward to offset profits in future years until fully absorbed but cannot be carried back.

Significant components of the provisions for income taxes for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2025	2024	2023

Provision for Income Taxes
Current Tax Provision Hong Kong	$232,048	$905,452	$680,424
Deferred Tax (Reversal)/Provision Hong Kong	(19,995)	(2,170)	(609)
Total Provision for Income Taxes	$212,053	$903,282	$679,815

During the years ended September 30, 2025, 2024, and 2023, the effective income tax rate was estimated by the Company to be (1.61)%,17.4% and 17.70%, respectively.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	2025	2024	2023

HK federal statutory tax rate	16.50%	16.50%	16.50%
Effect of the HK preferential tax rate	0.16%	(0.41)%	(0.56)%
Other differences	(0.66)%	1.40%	1.79%
Over-provision in prior year	0.06%	0.16%	-
Effect of income tax rate difference in other jurisdictions	17.68%	(0.11)%	(0.03)%
Exchange rate conversion difference	0.01%	(0.14)%	-
Effective tax rate	(1.61)%	17.40%	17.70%

Management reviews this valuation allowance periodically and will make adjustments as warranted. A summary of the otherwise deductible (or taxable) deferred tax items is as follows as of September 30, 2025, and 2024:

	2025	2024
Deferred tax assets
Depreciation expense of property, plant and equipment	$2,455	$-
Allowance for inventory	17,279	-

Less: valuation allowance	-	-
Total deferred tax assets	$19,734	$-

	2025	2024
Deferred tax liabilities
Depreciation expense of property, plant and equipment	$—	$266
Allowance for inventory	—	—

Less: valuation allowance	—	—
Total deferred tax liabilities	$—	$266

Uncertain tax positions

The Company evaluates uncertain tax position including the potential application of interest and penalties based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. All taxes were accrued and payable to the Hong Kong Government.

Taxes payable were income taxes as of September 30, 2025, and 2024: